Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2014
Acquisitions and Divestitures [Abstract]
Acquisitions and Divestitures

Note 2 – Acquisitions and Divestitures

On May 27, 2014, First Tennessee Bank National Association ("FTBNA") entered into an agreement to purchase thirteen bank branches in Middle and East Tennessee. The purchase of the branches closed on October 17, 2014. The fair value of the acquired assets totaled $437.6 million, including $413.4 million in cash, $7.5 million in fixed assets, and $15.7 million of goodwill and intangible assets. FTBNA also assumed $437.2 million of deposits associated with these branches. FTBNA paid a deposit premium of 3.32 percent and acquired an immaterial amount of loans as part of the transaction. FHN’s operating results for 2014 includes the impact of branch activity subsequent to the October 17, 2014 closing date.

On June 7, 2013, FTBNA acquired substantially all of the assets and liabilities of Mountain National Bank ("MNB") a community bank headquartered in Sevierville, Tennessee from the Federal Deposit Insurance Corporation ("FDIC"), as receiver, pursuant to a purchase and assumption agreement. Prior to the acquisition, MNB operated 12 branches in Sevier and Blount counties in eastern Tennessee. Excluding purchase accounting adjustments, FHN acquired approximately $452 million in assets, including approximately $249 million in loans, and assumed approximately $362 million of MNB deposits. There was no premium associated with the acquired deposits and assets were acquired at a discount of $33 million from book value. FHN did not enter into a loss-sharing agreement with the FDIC associated with the MNB purchase.

FHN has accounted for these acquisitions as business combinations in accordance with ASC 805, "Business Combinations," which requires acquired assets and liabilities (other than tax balances) to be recorded at fair value. Generally, the fair value for the acquired loans was estimated using a discounted cash flow analysis with significant unobservable inputs (Level 3) including adjustments for expected credit losses, prepayment speeds, current market rates for similar loans, and an adjustment for investor-required yield given product-type and various risk characteristics (refer to Note 4 - Loans for additional information).

The following schedule details significant assets acquired and liabilities assumed from the FDIC for MNB and estimated purchase accounting/fair value adjustments at June 7, 2013:

	Mountain National Bank
		Purchase Accounting/
	Acquired from	Fair Value	As recorded
(Dollars in thousands)	FDIC	Adjustments	by FHN
Assets:
Cash and cash equivalents	$54,872	$-	$54,872
Interest-bearing cash	26,984	-	26,984
Securities available-for-sale	73,948	(440)	73,508
Loans, net of unearned income	249,001	(33,094)	215,907
Core deposit intangible	-	3,200	3,200
Premises and equipment	10,359	3,755	14,114
Real estate acquired by foreclosure	33,294	(10,930)	22,364
Deferred tax asset	(286)	3,097	2,811
Other assets	3,375	(461)	2,914
Total assets acquired	$451,547	$(34,873)	$416,674

Liabilities:
Deposits	$362,098	$2,000	$364,098
Securities sold under agreements to repurchase	1,930	-	1,930
Federal Home Loan Bank advances	50,040	5,586	55,626
Other liabilities	2,547	-	2,547
Total liabilities assumed	416,615	7,586	424,201
Acquired noncontrolling interest	117	57	174
Total liabilities assumed and acquired noncontrolling interest	$416,732	$7,643	$424,375
Excess of assets acquired over liabilities assumed	$34,815
Aggregate purchase accounting/fair value adjustments		$(42,516)
Goodwill			$7,701

FHN's operating results for 2014 and 2013 include the operating results of the acquired assets and assumed liabilities of MNB subsequent to the acquisition on June 7, 2013.

In relation to the branch acquisition and the MNB acquisition FHN recorded $4.0 million and $7.7 million, respectively, in goodwill, representing the excess of the estimated fair value of liabilities assumed over the estimated fair value of the assets acquired (refer to Note 8 Intangible Assets for additional information). Of these amounts, $4.0 million and $4.4 million, respectively, is expected to be deductible for tax purposes.

On October 21, 2014, FHN entered into an agreement with TrustAtlantic Financial Corporation (“TrustAtlantic Financial”) by which TrustAtlantic Financial will merge into a subsidiary of FHN. TrustAtlantic Financial owns all the capital stock of TrustAtlantic Bank. Trust Atlantic Financial and TrustAtlantic Bank are headquartered in Raleigh, North Carolina. TrustAtlantic Bank has five branches located in North Carolina in the communities of Raleigh, Cary and Greenville. On December 16, 2014 the parties entered into an amendment to the merger agreement. The transaction is expected to close in the first half of 2015, subject to the approval of the shareholders of TrustAtlantic Financial as well as regulatory approvals and other customary conditions to closing.

In addition to the transactions mentioned above, FHN acquires or divests assets from time to time in transactions that are considered business combinations or divestitures but are not material to FHN individually or in the aggregate.